Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 7 – NOTES PAYABLE

On October 5, 2023, the Company entered into an Agreement for the Purchase and Sale of Future Receipts (the “October MCA Agreement”) pursuant to which the existing funder (the “Funder”) increased the existing outstanding amount to $4,470,000 (the “October MCA Purchased Amount”) for gross proceeds to the Company of $3,000,000, less origination fees of $240,000 and the outstanding balance under the existing agreement of $1,234,461, resulting in net proceeds to the Company of $1,525,539. Pursuant to the October MCA Agreement, the Company granted the Funder a security interest in all of the Company’s present and future accounts receivable in an amount not to exceed the October MCA Purchased Amount. The October MCA Purchased Amount shall be repaid by the Company in 30 weekly installments of $149,000. The October Purchased Amount may be prepaid by the Company via a payment of $3,870,000 if repaid within 30 days, $4,110,000 if repaid within 60 days and $4,230,000 if repaid within 90 days. On January 24, 2024, the October MCA Agreement was restructured in connection with the January Loan Agreement, as defined below.

On November 7, 2023, the Company entered into a Business Loan and Security Agreement (the “November Loan Agreement”) with the lender (the “Lender”), pursuant to which the Company obtained a loan from the Lender in the principal amount of $2,100,000, which satisfied the outstanding balance on the August Loan of $1,089,000 and includes origination fees of $140,000 (the “November Loan”). Pursuant to the November Loan Agreement, the Company granted the Lender a continuing secondary security interest in certain collateral (as defined in the November Loan Agreement). The total amount of interest and fees payable by us to the Lender under the November Loan will be $3,129,000, which will be repaid in 34 weekly installments ranging from $69,000 - $99,000. As of March 31, 2024 the November Loan has an outstanding principal balance of $1,752,827, an unamortized debt discount of $57,647, and accrued interest of $469,892. As of December 31, 2023 the November Loan has an outstanding principal balance of $1,990,699. The November Loan Agreement is currently in default status.

On November 24, 2023, the Company entered into a loan with a principal of $53,099. The loan was evidenced by an unsecured promissory note (the “Second November Note”). Pursuant to the terms of the Second November Note, it will accrue interest at a rate of eight and a half percent (8.50%) per annum, the Prime rate on the date of signing, and is due on the earlier of May 24, 2024 or an event of default, as defined therein. As of March 31, 2024, the note was fully paid off. As of December 31, 2023, there was a remaining principal balance of $53,099 on the Second December Loan and accrued interest of $458.

 On January 24, 2024, the Company entered into a Business Loan and Security Agreement (the “January Loan Agreement”) with a commercial funding source (the “Lender”), pursuant to which the Company obtained a loan from the Lender in the principal amount of $3,600,000, which includes origination fees of $252,000 (the “January Loan”). Pursuant to the January Loan Agreement, the Company granted the Lender a continuing secondary security interest in certain collateral (as defined in the January Loan Agreement). The total amount of interest and fees payable by the Company to the Lender under the January Loan will be $5,364,000, which will be repayable by the Company in 30 weekly installments of $178,800. The Company received net proceeds from the January Loan of $814,900 following repayment of the outstanding balance on the October Purchased Amount of $2,533,100. As of March 31, 2024, there was a remaining principal balance of $3,519,577, an unamortized debt discount of $176,400, and accrued interest of $714,826. The January Loan Agreement is currently in default status.

On March 7, 2024, Sixth Borough Capital Fund, LP loaned $300,000 to the Company. The loan was evidenced by an unsecured promissory note (the “Sixth Borough Note”). Pursuant to the terms of the Sixth Borough Note, it will accrue interest at the Prime rate of eight and one-half percent (8.5%) per annum and is due on the earlier of March 31, 2024 or an event of default, as defined therein. As of March 31, 2024 the note has an outstanding principal balance of $300,000. The Sixth Borough Note was subsequently converted into Series C-1 Preferred Stock in connection with the Private Placement (as defined below). (See note 12)

Evofem Merger

In connection with the Agreement and Plan of Merger (the “Merger Agreement”) with Adicure, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”) and Evofem Biosciences, Inc., a Delaware corporation (“Evofem”), the Company, Evofem and the holders (the “Holders”) of certain senior indebtedness (the “Notes”) entered into an Assignment Agreement dated December 11, 2023 (the “Assignment Agreement”), pursuant to which the Holders assigned the Notes to the Company in consideration for the issuance by the Company of (i) an aggregate principal amount of $5 million in secured notes of the Company due on January 2, 2024 (the “January 2024 Secured Notes”), (ii) an aggregate principal amount of $8 million in secured notes of the Company due on September 30, 2024 (the “September 2024 Secured Notes”), (iii) an aggregate principal amount of $5 million in ten-year unsecured notes (the “Unsecured Notes”), and (iv) payment of $154,480 in respect of net sales of Phexxi in respect of the calendar quarter ended September 30, 2023, which amount is due and payable on December 14, 2023. The January 2024 Secured Notes are secured by certain intellectual property assets of the Company and its subsidiaries pursuant to an Intellectual Property Security Agreement (the “IP Security Agreement”) entered into in connection with the Assignment Agreement. The September 2024 Secured Notes are secured by the Notes and certain associated security documents pursuant to a Security Agreement (the “Security Agreement”) entered into in connection with the Assignment Agreement. As of March 31, 2024, there was a remaining principal balance of $250,000 on the Notes.

Subject to the terms and conditions set forth in the Merger Agreement, at the effective time of the Merger (the “Effective Time”), (i) all issued and outstanding shares of common stock, par value $0.0001 per share of Evofem (“Evofem Common Stock”), other than any shares of Evofem Common Stock held by the Company or Merger Sub immediately prior to the Effective Time, will be converted into the right to receive an aggregate of 610,000 shares of the Company’s common stock, par value $0.001 per share (“Company Common Stock”); and (ii) all issued and outstanding shares of Series E-1 Preferred Stock, par value $0.0001 of Evofem (the “Evofem Unconverted Preferred Stock”), other than any shares of Evofem Unconverted Preferred Stock held by the Company or Merger Sub immediately prior to the Effective Time, will be converted into the right to receive an aggregate of 2,327 shares of Series A-1 Preferred Stock, par value $0.001 of the Company (the “Company Preferred Stock”), having such rights, powers, and preferences set forth in the form of Certificate of Designation of Series A-1 Preferred Stock, the form of which is attached as Exhibit C to the Merger Agreement.

The respective obligations of each of the Company, Merger Sub and Evofem to consummate the closing of the Merger (the “Closing”) are subject to the satisfaction or waiver, at or prior to the closing of certain conditions, including but not limited to, the following:

(i)	approval by the Company’s shareholders and Evofem shareholders;

(ii)	the registration statement on Form S-4 pursuant to which the shares of the Company Common Stock issuable in the Merger being declared effective by the U.S. Securities and Exchange Commission;

(iii)	the entry into a voting agreement by the Company and certain members of Evofem management;

(iv)	all preferred stock of Evofem other than the Evofem Unconverted Preferred Stock shall have been converted to Evofem Common Stock;

(v)	Evofem shall have received agreements (the “Evofem Warrant Holder Agreements”) from all holders of Evofem warrants which provide:

a. waivers with respect to any fundamental transaction, change in control or other similar rights that such warrant holder may have under any such Evofem warrants, and (b) an agreement to such Evofem warrants to exchange such warrants for not more than an aggregate (for all holders of Evofem warrants) of 551 shares of Company Preferred Stock;

(vi)	Evofem shall have cashed out any other holder of Evofem warrants who has not provided an Evofem Warrant Holder Agreement; and

(vii)	Evofem shall have obtained waivers from the holders of the convertible notes of Evofem (the “Evofem Convertible Notes”) with respect to any fundamental transaction rights that such holder may have under the Evofem Convertible Notes, including any right to vote, consent, or otherwise approve or veto any of the transactions contemplated under the Merger Agreement.

The obligations of the Company and Merger Sub to consummate the Closing are subject to the satisfaction or waiver, at or prior to the Closing of certain conditions, including but not limited to, the following:

(i)	the Company shall have obtained agreements from the holders of Evofem Convertible Notes and purchase rights they hold to exchange such Convertible Notes and purchase rights for not more than an aggregate (for all holders of Evofem Convertible Notes) of 86,153 shares of Company Preferred Stock;

(ii)	the Company shall have received waivers form the holders of certain of the Company’s securities which contain prohibitions on variable rate transactions; and

(iii)	the Company, Merger Sub and Evofem shall work together between the Execution Date and the Effective Time to determine the tax treatment of the Merger and the other transactions contemplated by the Merger Agreement.

The obligations of the Company to consummate the Closing are subject to the satisfaction or waiver, at or prior to the Closing of certain conditions, including but not limited to, the following:

(i)	the Company shall have regained compliance with the stockholders’ equity requirement in Nasdaq Listing Rule 5550(b)(1) and shall meet all other applicable criteria for continued listing, subject to any panel monitor imposed by Nasdaq.

As the January 2024 Secured Notes and September 2024 Secured Notes did not contain a stated interest rate, the Company calculated an imputed interest rate of 26.7% based on the Company’s weighted average cost of capital for the period in which the January 2024 Secured Notes and September 2024 Secured Notes were outstanding. This amounted to approximately $1.8 million which was recorded as a discount to be amortized over the life of the January 2024 Secured Notes and September 2024 Secured Notes.

Secured Notes Amendments and Assignment

On January 2, 2024, the Company and certain holders of the secured notes (the “Holders”) entered into amendments to the January 2024 Secured Notes (“Amendment No. 1 to January 2024 Secured Notes”), pursuant to which the maturity date of the January 2024 Notes was extended to January 5, 2024.

On January 5, 2024, the Company and the Holders entered into amendments to the January 2024 Secured Notes (“Amendment No. 2 to January 2024 Secured Notes”) and amendments to the September 2024 Secured Notes (“Amendment No. 1 to September 2024 Secured Notes”), pursuant to which the Company and the Holders agreed that in consideration of a principal payment in the aggregate amount of $1 million on the January 2024 Secured Notes and in increase in the aggregate principal balance of $250,000 on the September 2024 Secured Notes, that the maturity date of the January 2024 Secured Notes would be further extended to January 31, 2024.

On January 31, 2024, the Company and the Holders entered into amendments to the January 2024 Secured Notes (“Amendment No. 3 to January 2024 Secured Notes”), pursuant to which the maturity date of the January 2024 Notes was extended to February 29, 2024. In addition, on January 31, 2024, the Company and the Holders entered into amendments to the September 2024 Secured Notes (“Amendment No. 2 to September 2024 Secured Notes”), pursuant to which the Company and the Holders agreed that in consideration of a principal payment in the aggregate amount of $1.25 million on the January 2024 Secured Notes and in increase in the aggregate principal balance of $300,000 on the September 2024 Secured Notes.

Pursuant to Amendment No. 3 to the January 2024 Secured Notes, the Company was required to make the Additional Consideration payment no later than February 9, 2024. As a result of the Company’s failure to make the Additional Consideration payment by February 9, 2023, the January 2024 Secured Notes and the September 2024 Secured Notes were in default and the entire principal balance of the January 2024 Secured Notes and the September 2024 Secured Notes, without demand or notice, were due and payable.

As a result of the defaults on the January 2024 Secured Notes and the September 2024 Secured Notes, the Company was in default on the Business Loan and Security Agreement dated January 24, 2024 (the January Business Loan”), which had a current balance of approximately $5.2 million, and the Business Loan and Security Agreement dated November 7, 2023 (the “November Business Loan”) which had a current balance of approximately $2.7 million.

On February 26, 2024, the Company and the Holders entered into an Assignment Agreement (the “February Assignment Agreement”), pursuant to which the Company assigned all remaining amounts due under the January 2024 Secured Notes, the September 2024 Secured Notes and the Unsecured Notes (collectively, the “Notes”) back to the Holders. The Company recognized a $208,670 loss on the transfer of these notes. In connection with the February Assignment Agreement, the Company and the Holders entered into a payoff letter (the “Payoff Letter”) and amendments to the January 2024 Secured Notes (“Amendment No. 4 to January 2024 Secured Notes”), pursuant to which the maturity date of the January 2024 Secured Notes was extended to March 31, 2024 and the outstanding balance under the Notes, after giving effect to the transactions contemplated by the February Assignment Agreement as applied pursuant to the Payoff Letter, was adjusted to $250,000. On April 15, 2024, the Company repaid the $250,000.

NOTE 7 – NOTES PAYABLE

On February 21, 2023, the Company entered into an agreement for the purchase and sale of future receipts (the “Future Receipts Agreement”) with a commercial funding source pursuant to which the Company agreed to sell to the funder certain future trade receipts in the aggregate amount of $2,160,000 (the “Future Receipts Purchased Amount” for gross proceeds to the Company of $1,500,000, less origination fees of $75,000. Pursuant to the Future Receipts Agreement, the Company granted the funder a security interest in all of the Company’s present and future accounts receivable in an amount not to exceed the Future Receipts Purchased Amount. The Future Receipts Purchased Amount shall be repaid by the Company in 28 weekly installments of approximately $77,000 with the final payment due on September 5, 2023. On May 30, 2023, the Company entered into the May Loan (as defined below) for gross proceeds to the Company of $2,000,000, less origination fees of $100,000 and less the full outstanding balance under the Future Receipts Agreement of $1,157,143, resulting in net proceeds to the Company of $742,857.

On April 4, 2023, the Company entered into a Business Loan and Security Agreement (the “April Loan Agreement”) with a commercial funding source (the “April Lender”), pursuant to which the Company obtained a loan from the April Lender in the principal amount of $1,060,000, which includes origination fees of $60,000 (the “April Loan”). Pursuant to the April Loan Agreement, the Company granted the April Lender a continuing secondary security interest in; (i) any and all amounts owed to the Company now or in the future from any merchant processor processing charges made by customers of the Company via credit card or debit card transactions, and (ii) all other tangible and intangible property. The total amount of interest and fees payable by the Company to the April Lender under the April Loan (the “April Repayment Amount”) will be (i) $1,000,000 if paid prior to April 6, 2023, (ii) $1,219,000 if paid prior to April 10, 2023, or (iii) $1,590,000 if paid after April 10, 2023, and will be repaid in 20 weekly installments of $79,500 commencing on April 10, 2023 and ending on August 21, 2023. On April 24, 2023, the Company entered into the Loan Agreement (as defined below) for gross proceeds of $1,000,000, less the full outstanding balance under the April Loan Agreement of $139,500, resulting net proceeds to the Company of $860,500.

On April 24, 2023, the Company entered into a Business Loan and Security Agreement (the “Loan Agreement”) with a commercial funding source (the “Lender”), pursuant to which the Company obtained a loan from the Lender in the principal amount of $1,060,000, which includes origination fees of $60,000 (the “Loan”). Pursuant to the Loan Agreement, the Company granted the Lender a continuing secondary security interest in; (i) any and all amounts owed to the Company now or in the future from any merchant processor processing charges made by customers of the Company via credit card or debit card transactions, and (ii) all other tangible and intangible property. The total amount of interest and fees payable by the Company to the Lender under the Loan (the “April Repayment Amount”) will be $1,590,000 and will be repaid in 20 weekly installments of $79,500. On August 23, 2023, the April Repayment Amount was restructured in connection with the August Loan Agreement, as defined below.

On May 30, 2023, the Company entered into a Business Loan and Security Agreement (the “May Loan Agreement”) with a commercial funding source (the “May Lender”), pursuant to which the Company obtained a loan from the Lender in the principal amount of $2,000,000, which includes origination fees of $100,000 (the “May Loan”). Pursuant to the May Loan Agreement, the Company granted the May Lender a continuing secondary security interest in; (i) any and all amounts owed to the Company now or in the future from any merchant processor processing charges made by customers of the Company via credit card or debit card transactions, and (ii) all other tangible and intangible property. The total amount of interest and fees payable by the Company to the Lender under the Loan will be $2,880,000 (the “May Repayment Amount) and will be repaid in 28 weekly installments of $102,857. On October 5, 2023 the May Repayment Amount was restructured in connection with the October MCA Agreement (as defined below).

On July 3, 2023, the Company entered into a Business Loan and Security Agreement (the “July Loan Agreement”) with a commercial funding source (the “July Lender’’), pursuant to which the Company obtained a loan from the Lender in the principal amount of $215,000, which includes origination fees of $10,750 (the “July Loan”). Pursuant to the July Loan Agreement, the Company granted the July Lender a continuing secondary security interest in certain collateral (as defined in the July Loan Agreement). The total amount of interest and fees payable by the Company to the Lender under the Loan (the “July Repayment Amount”) will be (i) $322,285 and will be repaid in 13 weekly installments of $24,500 with a final payment of $3,785 in the fourteenth week. As of December 31, 2023, the note was fully paid off. On August 23, 2023, the July Repayment Amount was restructured in connection with the August Loan Agreement, as defined below.

On August 23, 2023, the Company entered into a Business Loan and Security Agreement (the “August Loan Agreement”) with a commercial funding source (the “August Lender’’), pursuant to which the Company obtained a loan from the Lender in the principal amount of $1,400,000, which includes origination fees of $70,000 (the “August Loan”). Pursuant to the August Loan Agreement, the Company granted the August Lender a continuing secondary security interest in certain collateral (as defined in the August Loan Agreement). The total amount of interest and fees payable by the Company to the Lender under the Loan (the “Repayment Amount”) will be (i) $2,079,000 (the “August Repayment Amount”) and will be repaid in 21 weekly installments of $99,000 On November 7, 2023 the August Repayment Amount was restructured in connection with the November Loan Agreement (as defined below).

On October 5, 2023, the Company entered into an Agreement for the Purchase and Sale of Future Receipts (the “October MCA Agreement”) pursuant to which the existing funder (the “Funder”) increased the existing outstanding amount to $4,470,000 (the “October MCA Purchased Amount”) for gross proceeds to the Company of $3,000,000, less origination fees of $240,000 and the outstanding balance under the existing agreement of $1,234,461, resulting in net proceeds to the Company of $1,525,539. Pursuant to the October MCA Agreement, the Company granted the Funder a security interest in all of the Company’s present and future accounts receivable in an amount not to exceed the October MCA Purchased Amount. The October MCA Purchased Amount shall be repaid by the Company in 30 weekly installments of $149,000. The October Purchased Amount may be prepaid by the Company via a payment of $3,870,000 if repaid within 30 days, $4,110,000 if repaid within 60 days and $4,230,000 if repaid within 90 days. As of December 31, 2023 the October MCA Agreement has an outstanding principal balance of $2,498,245. The October MCA Agreement is currently in default status.

On November 7, 2023, the Company entered into a Business Loan and Security Agreement (the “November Loan Agreement”) with the lender (the “Lender”), pursuant to which the Company obtained a loan from the Lender in the principal amount of $2,100,000, which satisfied the outstanding balance on the August Loan of $1,089,000 and includes origination fees of $140,000 (the “November Loan”). Pursuant to the November Loan Agreement, the Company granted the Lender a continuing secondary security interest in certain collateral (as defined in the November Loan Agreement). The total amount of interest and fees payable by us to the Lender under the November Loan will be $3,129,000, which will be repaid in 34 weekly installments ranging from $69,000 - $99,000. As of December 31, 2023 the November Loan has an outstanding principal balance of $1,990,699. The November Loan Agreement is currently in default status.

On November 24, 2023, the Company entered into a loan with a principal of $53,099. The loan was evidenced by an unsecured promissory note (the “Second November Note”). Pursuant to the terms of the Second November Note, it will accrue interest at a rate of eight and a half percent (8.50%) per annum, the Prime rate on the date of signing, and is due on the earlier of May 24, 2024 or an event of default, as defined therein. As of December 31, 2023, there was a remaining principal balance of $53,099 on the Second December Loan and accrued interest of $458.

Securities Purchase Agreement

On July 3, 2023, the Company entered into a Securities Purchase Agreement (the “First Tranche Securities Purchase Agreement”) with an accredited investor pursuant to which the Company issued and sold a secured promissory note in the principal amount of $375,000 (the “First Tranche Note”) resulting in gross proceeds to the Company of $250,000. In connection with the issuance of the First Tranche Note, the Company issued 3,907 shares of its common stock (the “First Tranche Commitment Shares”) as a commitment fee to the investor. Pursuant to the First Tranche Securities Purchase Agreement, the Company was obligated to and obtained approval of its shareholders (“First Tranche Shareholder Approval”) with respect to the issuance of any securities in connection with the First Tranche Securities Purchase Agreement and the First Tranche Note in excess of 19.99% of the Company’s issued and outstanding shares on the closing date, which was equal to 33,792 shares of the Company’s common stock. The Company recognized a total debt discount of $164,775 on the Note from the issuance of stock and original issuance discount. The First Tranche Note has a maturity date of December 31, 2023, and is convertible following First Tranche Shareholder Approval and the occurrence of an Event of Default (as defined in the July Note) at a conversion price of $18.00 per share.

In connection with the First Tranche Securities Purchase Agreement and the issuance of the First Tranche Note, the Company and certain of its subsidiaries also entered into a Security Agreement with the investor (the “First Tranche Security Agreement”) pursuant to which it granted the investor a security interest in certain Collateral (as defined in the First Tranche Security Agreement) to secure its obligations under the First Tranche Note. In addition, the Company entered into a registration rights agreement with the investor pursuant to which the Company agreed to prepare and file with the U.S. Securities and Exchange Commission a registration statement covering the resale of the First Tranche Commitment Shares and any shares of the Company’s common stock issuable upon conversion of the First Tranche Note within 120 days of the closing date and to have such registration statement declared effective within 150 days of the closing date. As of December 31, 2023, the First Tranche Note was fully paid off.

On July 24, 2023, the Company entered into a Securities Purchase Agreement (the “Second Tranche Securities Purchase Agreement”) with an accredited investor pursuant to which the Company issued and sold a secured promissory note in the principal amount of $2,625,000 (the “Second Tranche Note”) resulting in gross proceeds to the Company of $1,750,000. In connection with the issuance of the Second Tranche Note, the Company agreed to issue a total of 27,344 shares of its common stock (the “Second Tranche Commitment Shares”) as a commitment fee to the investor. At the request of the investor, the Company issued 17,278 Second Tranche Commitment Shares and will issue the remaining 10,066 Second Tranche Commitment Shares within 120 days, subject to the investor’s discretion. Pursuant to the Second Tranche Securities Purchase Agreement, the Company was obligated to and obtained approval of its shareholders (“Second Tranche Shareholder Approval”) with respect to the issuance of any securities in connection with the Second Tranche Securities Purchase Agreement and the Second Tranche Note in excess of 19.99% of the Company’s issued and outstanding shares on the closing date, which was equal to 38,026 shares of the Company’s common stock. The company recognized a total debt discount of $1.0 million on the Second Tranche Note from the issuance of stock and original issuance discount. The Note has a maturity date of December 31, 2023 and is convertible following Second Tranche Shareholder Approval and the occurrence of an Event of Default (as defined in the Second Tranche Note) at a conversion price of $15.60 per share.

In connection with the Second Tranche Securities Purchase Agreement and the issuance of the Second Tranche Note, the Company and certain of its subsidiaries also entered into a Security Agreement with the investor (the “Second Tranche Security Agreement”) pursuant to which it granted the investor a security interest in certain Collateral (as defined in the Second Tranche Security Agreement) to secure its obligations under the Second Tranche Note. In addition, the Company entered into a registration rights agreement with the investor pursuant to which the Company agreed to prepare and file with the U.S. Securities and Exchange Commission a registration statement covering the resale of the Second Tranche Commitment Shares and any shares of the Company’s common stock issuable upon conversion of the Second Tranche Note within 90 days of the closing date and to have such registration statement declared effective within 120 days of the closing date. As of December 31, 2023, $2,625,000 in outstanding principal on the Second Tranche Note and accrued interest of $113,021 was converted into 2,625 shares of the Company’s Series B-2 Preferred Stock (See Note 10).

Evofem Merger

In connection with the Agreement and Plan of Merger (the “Merger Agreement”) with Adicure, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”) and Evofem Biosciences, Inc., a Delaware corporation (“Evofem”), the Company, Evofem and the holders (the “Holders”) of certain senior indebtedness (the “Notes”) entered into an Assignment Agreement dated December 11, 2023 (the “Assignment Agreement”), pursuant to which the Holders assigned the Notes to the Company in consideration for the issuance by the Company of (i) an aggregate principal amount of $5 million in secured notes of the Company due on January 2, 2024 (the “January 2024 Secured Notes”), (ii) an aggregate principal amount of $8 million in secured notes of the Company due on September 30, 2024 (the “September 2024 Secured Notes”), (iii) an aggregate principal amount of $5 million in ten-year unsecured notes (the “Unsecured Notes”), and (iv) payment of $154,480 in respect of net sales of Phexxi in respect of the calendar quarter ended September 30, 2023, which amount is due and payable on December 14, 2023. The January 2024 Secured Notes are secured by certain intellectual property assets of the Company and its subsidiaries pursuant to an Intellectual Property Security Agreement (the “IP Security Agreement”) entered into in connection with the Assignment Agreement. The September 2024 Secured Notes are secured by the Notes and certain associated security documents pursuant to a Security Agreement (the “Security Agreement”) entered into in connection with the Assignment Agreement. As of December 31, 2023, there was a remaining principal balance of $13,000,000 on the Notes.

Subject to the terms and conditions set forth in the Merger Agreement, at the effective time of the Merger (the “Effective Time”), (i) all issued and outstanding shares of common stock, par value $0.0001 per share of Evofem (“Evofem Common Stock”), other than any shares of Evofem Common Stock held by the Company or Merger Sub immediately prior to the Effective Time, will be converted into the right to receive an aggregate of 610,000 shares of the Company’s common stock, par value $0.001 per share (“Company Common Stock”); and (ii) all issued and outstanding shares of Series E-1 Preferred Stock, par value $0.0001 of Evofem (the “Evofem Unconverted Preferred Stock”), other than any shares of Evofem Unconverted Preferred Stock held by the Company or Merger Sub immediately prior to the Effective Time, will be converted into the right to receive an aggregate of 2,327 shares of Series A-1 Preferred Stock, par value $0.001 of the Company (the “Company Preferred Stock”), having such rights, powers, and preferences set forth in the form of Certificate of Designation of Series A-1 Preferred Stock, the form of which is attached as Exhibit C to the Merger Agreement.

The respective obligations of each of the Company, Merger Sub and Evofem to consummate the closing of the Merger (the “Closing”) are subject to the satisfaction or waiver, at or prior to the closing of certain conditions, including but not limited to, the following:

(i)	approval by the Company’s shareholders and Evofem shareholders;

(ii)	the registration statement on Form S-4 pursuant to which the shares of the Company Common Stock issuable in the Merger being declared effective by the U.S. Securities and Exchange Commission;

(iii)	the entry into a voting agreement by the Company and certain members of Evofem management;

(iv)	all preferred stock of Evofem other than the Evofem Unconverted Preferred Stock shall have been converted to Evofem Common Stock;

(v)	Evofem shall have received agreements (the “Evofem Warrant Holder Agreements”) from all holders of Evofem warrants which provide:

a. waivers with respect to any fundamental transaction, change in control or other similar rights that such warrant holder may have under any such Evofem warrants, and (b) an agreement to such Evofem warrants to exchange such warrants for not more than an aggregate (for all holders of Evofem warrants) of 551 shares of Company Preferred Stock;

(vi)	Evofem shall have cashed out any other holder of Evofem warrants who has not provided an Evofem Warrant Holder Agreement; and

(vii)	Evofem shall have obtained waivers from the holders of the convertible notes of Evofem (the “Evofem Convertible Notes”) with respect to any fundamental transaction rights that such holder may have under the Evofem Convertible Notes, including any right to vote, consent, or otherwise approve or veto any of the transactions contemplated under the Merger Agreement.

The obligations of the Company and Merger Sub to consummate the Closing are subject to the satisfaction or waiver, at or prior to the Closing of certain conditions, including but not limited to, the following:

(i)	the Company shall have obtained agreements from the holders of Evofem Convertible Notes and purchase rights they hold to exchange such Convertible Notes and purchase rights for not more than an aggregate (for all holders of Evofem Convertible Notes) of 86,153 shares of Company Preferred Stock;

(ii)	the Company shall have received waivers form the holders of certain of the Company’s securities which contain prohibitions on variable rate transactions; and

(iii)	the Company, Merger Sub and Evofem shall work together between the Execution Date and the Effective Time to determine the tax treatment of the Merger and the other transactions contemplated by the Merger Agreement.

The obligations of the Company to consummate the Closing are subject to the satisfaction or waiver, at or prior to the Closing of certain conditions, including but not limited to, the following:

(i)	the Company shall have regained compliance with the stockholders’ equity requirement in Nasdaq Listing Rule 5550(b)(1) and shall meet all other applicable criteria for continued listing, subject to any panel monitor imposed by Nasdaq.

As the January 2024 Secured Notes and September 2024 Secured Notes did not contain a stated interest rate, the Company calculated an imputed interest rate of 26.7% based on the Company’s weighted average cost of capital for the period in which the January 2024 Secured Notes and September 2024 Secured Notes were outstanding. This amounted to approximately $1.8 million which was recorded as a discount to be amortized over the life of the January 2024 Secured Notes and September 2024 Secured Notes.

See Note 12 for amendments entered into subsequent to year end.